Share capital	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Share capital
15.	Share capital:

(a)	Authorized:

100,000,000 common shares without par value.

(b)	Issued and outstanding – common shares:

Other than in connection with shares issued in respect of the Company’s share unit and share option plans and in connection with the Company’s normal course issuer bid (note 15(e)), there were no share transactions in the year ended December 31, 2017.

On March 29, 2016, the Company issued 46,851 common shares on the exercise of 46,851 broker warrants issued in connection with the Company’s bought deal equity offering on March 25, 2015. Gross proceeds on exercise were $121,095 (CAD$159,293) and the fair value of the instruments exercised was $48,332.

On September 7, 2016, the Company issued 53,854 common shares on the exercise of 53,854 broker warrants issued in connection with the Company’s bought deal equity offering on March 25, 2015. Gross proceeds on exercise were $141,996 (CAD$183,104) and the fair value of the instruments exercised was $55,562.

(c)	Stock option plan:

Under the Company’s Stock Option Plan, the Company may grant options to its directors, officers, consultants and eligible employees. The plan provides for the granting of stock options at the fair market value of the Company’s stock at the date of grant, and the term of options range from two to ten years. The Board of Directors may, in its sole discretion, determine the time during which options shall vest and the method of vesting. All options under the Plan will be subject to vesting provisions determined by the Board of Directors, over a period of not less than 18 months, in equal portions on a quarterly basis. Options granted to consultants providing investor relations activities will vest at the end of 12 months or longer from the date of issuance.

A summary of the status of the plan as of December 31, 2017 and 2016 is as follows (options are granted in CAD and USD amounts are calculated using prevailing exchange rates):

	Number of options	Weighted average exercise price
		CAD	USD
Outstanding, January 1, 2016	2,974,311	$0.60	$0.43

Issued	-	-	-
Exercised	(1,358,687)	0.57	0.42
Forfeited	(12,500)	0.52	0.39
Expired	-	-	-

Outstanding, December 31, 2016	1,603,124	0.63	0.47

Issued	-	-	-
Exercised	(247,500)	0.32	0.25
Forfeited	(10,937)	0.60	0.48
Expired	-	-	-

Outstanding, December 31, 2017	1,344,687	$0.69	$0.55

The following table summarizes information about the stock options outstanding at December 31, 2017:

		Options outstanding				Options exercisable
Exercise price			Weighted	Weighted	Weighted		Weighted	Weighted
$CAD	$USD	Number of options	average remaining contractual life (years)	average exercise price ($CAD)	average exercise price ($USD)	Number of options	average exercise price ($CAD)	average exercise price ($USD)

0.60 – 0.70	0.48 – 0.56	1,344,687	6.05	0.69	0.55	1,272,812	0.68	0.54

As at December 31, 2016:

		Options outstanding				Options exercisable
Exercise price			Weighted	Weighted	Weighted		Weighted	Weighted
$CAD	$USD	Number of options	average remaining contractual life (years)	average exercise price ($CAD)	average exercise price ($USD)	Number of options	average exercise price ($CAD)	average exercise price ($USD)

0.28 – 0.58	0.20 – 0.43	214,687	0.93	0.28	0.20	214,687	0.28	0.20
0.59 – 0.70	0.44 – 0.52	1,388,437	7.04	0.68	0.51	962,812	0.68	0.51

		1,603,124	6.23	0.63	0.47	1,177,499	0.61	0.45

For the year ended December 31, 2017, the Company recognized $22,179 (2016 - $97,486), in compensation expense as a result of stock options awarded and vested. Compensation expense is recorded in the consolidated statement of operations and comprehensive income and is allocated to product sales expenses (note 6), corporate expenses (note 7) and anesthesia expenses (note 5) on the same basis as the allocations of cash compensation.

During the years ended December 31, 2017 and 2016, no additional stock options were granted.

(d)	Share unit plan:

In June 2017, the shareholders of the Company approved a Share Unit Plan. Employees, directors and eligible consultants of the Company and its designated subsidiaries are eligible to participate in the Share Unit Plan. In accordance with the terms of the plan, the Company will approve those employees, directors and eligible consultants who are entitled to receive share units and the number of share units to be awarded to each participant. Each share unit awarded conditionally entitles the participant to receive one common share of the Company upon attainment of the share unit vesting criteria. The vesting of share units is conditional upon the expiry of time-based vesting conditions or performance-based vesting conditions. Once the share units vest, the participant is entitled to receive the equivalent number of underlying common shares.

A summary of the status of the plan as of December 31, 2017 and 2016 is as follows:

	Time based share units	Performance based share units

Outstanding, January 1, 2016	509,000	1,000,000

Issued	704,000	1,350,000
Exercised	(80,000)	-
Forfeited	(65,000)	-
Expired	-	-

Outstanding, December 31, 2016	1,068,000	2,350,000

Issued	324,000	-
Exercised	(302,000)	(1,000,000)
Forfeited	(53,500)	-
Expired	-	-

Outstanding, December 31, 2017	1,036,500	1,350,000

During the year ended December 31, 2017, the Company issued 324,000 share units (“Time based share units”). The weighted average fair value per unit was $3.31 (CAD$4.16) based on the market value of the underlying shares at the date of issuance.

During the year ended December 31, 2017, 1,000,000 of those Performance based share units which vest upon the Company meeting certain market based performance targets vested. Upon vesting, the Company issued 1,000,000 common shares. The Company also issued net shares of 292,549 in respect of 302,000 time based share units which vested during the year.

During the year ended December 31, 2016, the Company issued 704,000 share units (“Time based share units”). The weighted average fair value per unit was $5.01 (CAD$6.74) based on the market value of the underlying shares at the date of issuance.

During the year ended December 31, 2016, the Company also issued 250,000 share units (“Performance based share units”). These share units vest upon the Company meeting certain performance targets and expire 10 years after grant. The weighted average fair value of these units at the date of grant was $3.73 (CAD$5.01) per unit. The fair value of these share units was calculated as of the grant date based on the market value of the underlying shares at the date of issuance.

In addition to the above share units issued in 2016, the Company also issued 1,100,000 share units (“Performance based share units”) which vest upon the Company meeting certain market based performance targets and expire ten years after grant. The weighted average fair value of these units at the date of grant was $4.93 (CAD$6.62) per unit. The fair value of these share units was calculated as of the grant date using a binomial pricing model with the following weighted average assumptions:

2016
Risk-free interest rate	1.04%
Expected volatility	62.0%
Pre-vest forfeiture rate	0%
Weighted average share price	CAD$7.26

During the year ended December 31, 2017, the Company recognized $3,431,832 (2016 - $1,279,188), in compensation expense in relation to the granting and vesting of share units.

(e)	Normal Course Issuer Bid:

On November 6, 2017, the Board of Directors of the Company approved a normal course issuer bid to purchase outstanding shares of the Company. The Company may purchase up to 7,120,185 shares pursuant to the bid, representing no more than 10.0% of the Company’s shares outstanding on October 31, 2017. All purchases of shares under the bid are made pursuant to an Automated Share Purchase Plan. Subject to any block purchases made in accordance with the rules of the TSX, the bid is subject to a daily repurchase maximum of 103,902 shares. Shares are purchased at the market price of the shares at the time of purchase and are purchased on behalf of the Company by a registered investment dealer through the facilities of the TSX or alternative Canadian and US marketplaces.

As of December 31, 2017, the Company repurchased 1,339,800 of its shares for a total cost, including transaction fees, of $2,872,713 (CAD$3,669,120). As at December 31, 2017, 1,267,400 of these shares have been cancelled with the remaining 72,400 shares cancelled on January 5, 2018.

(f)	Earnings per share:

The calculation of basic earnings per share for the years ended December 31, 2017 and 2016 is as follows:

	2017			2016
	Net earnings	Weighted average number of common shares outstanding	Per share amount	Net earnings	Weighted average number of common shares outstanding	Per share amount

Net earnings attributable to shareholders:

Earnings per common share:
Basic	$6,558,966	73,712,670	$0.089	$10,564,233	71,826,884	$0.147
Share options		1,306,309			2,113,563
Share units		467,231			263,383

Diluted	$6,558,966	75,486,210	$0.087	$10,564,233	74,203,830	$0.142

For the year ended December 31, 2017, 157,952 options (2016 – 315,251) and 2,047,200 share units (2016 – 1,179,073) were excluded from the diluted weighted average number of common shares calculation.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding. The treasury method is used to determine the calculation of dilutive shares.